Available-for-sale Financial Assets	12 Months Ended
Dec. 31, 2018
Available-for-sale Financial Assets [Abstract]
Available-for-sale Financial Assets
11.	Available-for-sale Financial Assets

(1)	Changes in available-for-sale financial assets for the years ended December 31, 2017 are as follows:

		2017
		Beginning balance	Acquisition	Disposal(*1)	Valuation	Impairment	Others	Ending balance
		In millions of won
Listed	￦	268,171	106	—	8,156	(97)	(1,883)	274,453
Unlisted		746,561	233,179	(461,423)	(2,908)	(2,616)	(87,413)	425,380

	￦	1,014,732	233,285	(461,423)	5,248	(2,713)	(89,296)	699,833

Short-term available-for-sale financial assets	￦	—	—	—	—	—	—	—
Long-term available-for-sale financial assets	￦	1,014,732	233,285	(461,423)	5,248	(2,713)	(89,296)	699,833

(*1)

The Company recognized gain and loss on disposal of available-for-sale financial assets amounted to ￦1,130 million and ￦2,343 million, respectively, from the partial sales of Hanwha-KOSEP New Renewable Energy Private Special Assets Investment Trust 1 and others for the year ended December 31, 2017.

(2)	Available-for-sale financial assets as of December 31, 2017 are as follows:

	2017
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	165,277	165,277
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	197	197
Sungjee Construction. Co., Ltd.	10,530	0.01%		49	8	8
Korea Line Corp.	18	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	46	0.00%		15	—	—
Bumyang Construction Co., Ltd.(*7)	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	72	72
PAN ocean Co., Ltd.	1,492	0.00%		14	8	8
Dongbu Corporation(*6)	955	0.02%		12	10	10
KSP Co., Ltd.	6,324	0.08%		24	24	24
STX Heavy Industries Co., Ltd.	35,749	0.14%		191	165	165
PT Adaro Energy Tbk	480,000,000	1.50%		71,554	70,531	70,531
Energy Fuels Inc.	1,711,814	2.38%		16,819	3,300	3,300
Baralaba Coal Company Limited	99,763	0.07%		18,445	22	22
Denison Mines Corp.	58,284,000	10.42%		84,134	34,292	34,292
Fission 3.0	300,000	0.14%		—	15	15
Fission Uranium Corp.	800,000	0.16%		785	532	532

				365,891	274,453	274,453

Unlisted(*1)
Korea investment—Korea EXIM Bank CERs Private Special Asset Investment Trust I	1,758,731,002	14.18%		1,752	571	—
Troika Overseas Resource Development Private Equity Firm	13,340,012,100	3.66%		13,340	1,553	—
IBK-AUCTUS Green Growth Private Equity Firm	152	6.29%		41	41	—
Global Dynasty Overseas Resource Development Private Equity Firm	2,242,437,289	7.46%		2,242	2,242	—

	2017
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Intellectual Discovery, Ltd.	1,000,000	8.81%	￦	5,000	954	—
Hanwha-KOSEP New Renewable Energy Private Special Assets Investment Trust 1	4,176,751,013	5.00%		4,328	4,328	—
Construction Guarantee(*2)	571	0.02%		601	833	833
Plant & Mechanical Contractors Financial Cooperative of Korea	144	0.03%		126	126	—
Fire Guarantee	40	0.01%		20	20	—
Korea Software Financial Cooperative	5,186	1.09%		3,301	3,301	—
Engineering Financial Cooperative	486	0.05%		60	60	—
Electric Contractors Financial Cooperative	1,000	0.04%		216	216	—
Korea Specialty Contractor Financial Cooperative	476	0.01%		417	417	—
Information & Communication Financial Cooperative	121	0.02%		26	26	—
Korea Electric Engineers Association	400	0.24%		40	40	—
Samsung investment—Investment Pool for Public funds 1(*5)	—	—		53,220	53,739	53,739
Korea investment—Hanwha KT Master Lease Private Special Investment Trust(*5)	—	—		26,586	26,591	26,591
Kyobo Royal-Class Repo Plus Fixed Income 1Y 2nd(*5)	—	—		33,000	33,008	33,008
Kyobo Royal-Class Repo Plus Fixed Income 2Y 1st(*5)	—	—		50,000	50,399	50,399
Kyobo Royal-Class Repo Plus A1 ABCP 1Y(*5)	—	—		50,000	50,419	50,419
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	—
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	—
Mobo Co., Ltd.	504	0.00%		14	14	—
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	—
Sanbon Department Store	828	0.01%		124	3	—
Miju Steel Mfg. Co., Ltd.	99,804	0.23%		50	50	—
Sungwon Co., Ltd.	589	0.07%		15	15	—
Hana Civil Engineering Co., Ltd.	23	0.00%		1	1	—
KC Development Co., Ltd.	839	0.02%		6	6	—
IMHWA Corp.	329	0.11%		5	5	—
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	—
ASA JEONJU Co., Ltd.	34,846	1.34%		697	69	—
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	9	0.34%		4	4	—
Yongbo Co., Ltd.	61	0.20%		3	3	—
HJ Steel Co., Ltd.	218	0.07%		2	2	—
KS Remicon Co., Ltd.	12	0.04%		3	3	—
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	—
Pyungsan SI Ltd.	434	0.01%		9	9	—
Samgong Development Co., Ltd.	12	0.01%		7	7	—
Joongang Development Co., Ltd.	540	0.12%		8	8	—
AJS Co., Ltd.	12,906	0.23%		32	32	—
SHIN-E B&P Co., Ltd.	119	0.13%		10	10	—
MSE Co., Ltd.	429	0.13%		9	9	—
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	—
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	—
Buyoung Co., Ltd.	270	0.00%		3	3	—

	2017
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Ilsuk Co., Ltd.	152	0.17%	￦	10	10	—
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	11	—
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	—
Ace Heat Treating Co., Ltd.	477	1.43%		72	72	—
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	—
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	—
Onggane Food Co., Ltd	5	0.07%		1	1	—
Shin-E P&C Co., Ltd.	12	0.00%		1	1	—
Ejung Ad Co., Ltd.	132	0.09%		3	3	—
Solvus Co., Ltd.	1,056	0.04%		3	3	—
Myung Co., Ltd.	89	0.05%		2	2	—
Shinil Engineering Co., Ltd.	887	0.06%		3	3	—
Biwang Industry Co., Ltd	406	0.04%		2	2	—
Huimun Co., Ltd.	263	0.26%		4	4	—
Young Sung Co., Ltd.	89	0.40%		26	26	—
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	—
DN TEK Inc.	12,401	0.29%		61	5	—
Kwang Jin Structure Co., Ltd.	3,072	0.60%		31	31	—
Woojin Industry Corporation	3	0.00%		16	16	—
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	—
Futech Mold Co., Ltd.	274	0.27%		14	14	—
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	—
CHONGATTI Agricultural Co., Inc.	57	0.10%		4	4	—
Hyungji Esquire Co., Ltd.	55	0.02%		22	22	—
Kolmar Pharma Co., Ltd.	1,426	0.01%		52	3	—
Morado Co., Ltd.	209	0.04%		2	2	—
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	—
Kwang Sung Co., Ltd.	610	0.53%		31	31	—
EverTechno. Co., Ltd.	29,424	0.73%		148	7	—
Autowel Co., Ltd.	260	0.38%		14	14	—
Woobang Construction Co., Ltd.	8	0.00%		8	8	—
Shin Pyung Co., Ltd.	6	0.03%		3	3	—
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	27	—
Najin Steel Co., Ltd.	37	0.06%		5	5	—
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	—
Crystal Co., Ltd.	22	0.07%		2	2	—
Elephant & Friends Co., Ltd.	563	0.61%		3	3	—
Mireco Co., Ltd.	109	0.25%		11	11	—
L&K Industry Co., Ltd.	1,615	0.60%		24	24	—
JO Tech Co., Ltd.	1,263	0.62%		25	25	—
Kendae Printing Co., Ltd.	422	0.60%		21	21	—
Dauning Co., Ltd.	231	0.41%		6	6	—
Korea Trecision Co., Ltd.	22	0.45%		5	5	—
Ace Track Co., Ltd.	3,130	1.08%		219	59	—
Taebok Machinery Co., Ltd.	109	1.08%		11	11	—
Yoo-A Construction Co., Ltd.	105	0.20%		11	11	—
Dung Hwan Co., Ltd.	531	0.02%		5	5	—
Hurim Biocell Co., Ltd.	113	0.00%		5	5	—
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	—
Smart Power Co., Ltd.	133,333	4.83%		200	200	—

	2017
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Haseung Industries Co., Ltd.	55	0.62%	￦	28	28	—
Beer Yeast Korea Inc.	1,388	0.43%		7	7	—
Daeryung Corporation	207	0.19%		10	10	—
Korea Bio Red Ginseng Co., Ltd.	194	0.09%		10	10	—
ENH Co., Ltd.	1,086	0.19%		54	54	—
B CON Co., Ltd.	96	1.16%		6	6	—
Chunil Metal Co., Ltd.	11	0.15%		4	4	—
SsangMa Machine Co., Ltd.	4	0.05%		1	1	—
SinJin Co., Ltd.	233	0.30%		9	9	—
Ace Integration Co., Ltd	105	0.09%		24	24	—
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	—
KyungDong Co., Ltd.	130	0.01%		1	1	—
ChunWon Development Co., Ltd.	193	0.19%		39	39	—
WonIl Co., Ltd.	999	0.15%		50	50	—
SungLim Industrial Co., Ltd.	29	0.03%		1	1	—
Korea Minerals Co., Ltd.	191	0.05%		134	1	—
HyoDong Development Co., Ltd.	119	0.15%		24	24	—
Haspe Tech Co., Ltd.	652	0.55%		20	20	—
JoHyun Co., Ltd.	350	1.56%		18	18	—
KC Co., Ltd.	5,107	0.17%		3	3	—
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	—
DongKwang SD, Inc.	524	0.23%		13	13	—
Dong Yang Metal Co., Ltd.	2,951	1.97%		15	15	—
Seyang Precision Ind. Co., Ltd.	829	0.23%		41	41	—
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	—
ShinShin Co., Ltd	339	1.12%		17	17	—
Kitorang Co., Ltd.	165	0.24%		49	49	—
Sung Kwang Co., Ltd.	23	0.37%		6	6	—
Hyundai Metal Co., Ltd.	3,757	5.60%		1,416	1,416	—
Shinheung petrol. Co. Ltd.	699	0.14%		7	7	—
Force TEC Co., Ltd.	3,501	0.02%		18	18	—
Haisung TPC Co., Ltd.	10,751	0.24%		54	54	—
Samsung Tech Co., Ltd.	486	1.28%		97	97	—
Tae Hyung Co., Ltd.	28	0.43%		20	20	—
Samyangplant Co., Ltd.	323	0.60%		16	16	—
Younil Metal Co., Ltd.	41	0.21%		21	21	—
Myungjin Tech Co., Ltd.	20	0.54%		4	4	—
Hankook Machine Tools Co., Ltd.	719	0.14%		72	72	—
Hankook Precision Ind Co., Ltd.	110	0.06%		11	11	—
Borneo International Furniture Co., Ltd.	64,037	0.28%		97	14	—
CJ Paradise Co., Ltd	24	0.02%		12	12	—
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—
Jungdo Aluminium Co., Ltd.	8,527	0.35%		128	128	—
Ilheung Metal Co, Ltd.	280	0.83%		28	28	—
STX Offshore & Shipbuilding Co., Ltd	8,622	0.25%		1,078	1,078	—
Ptotronics Co., Ltd.	151	0.07%		2	2	—
NFT Co., Ltd.	136	0.40%		8	8	—
Echoroba Co., Ltd.	157	0.02%		3	3	—
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	—
Eco Alux Co., Ltd.	239	0.22%		48	48	—
Daekyung Industry Co., Ltd.	9,112	0.94%		13	13	—
Dasan Material Co. Ltd.	29	0.04%		—	—	—

	2017
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Fish World Co., Ltd.	47	0.21%	￦	2	2	—
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	6	—
Samdo Industry Electric Co., Ltd.	48	0.02%		1	1	—
Taejung Industries Co., Ltd.	9,268	0.30%		5	5	—
Shinsei Trading Co., Ltd.	64	0.72%		1	1	—
Dynamic Co., Ltd.	111	0.19%		3	3	—
Green Alchemy Co., Ltd.	38,202	1.48%		191	191	—
IQ Power Asia Inc.	16,179	0.31%		81	81	—
Youone TBM Engineering & Construction Co., Ltd.	227,854	0.27%		31	31	—
KM Leatech	1,648	0.98%		8	8	—
Wonil T&I Co., Ltd.	229	0.17%		23	23	—
Semist Co., Ltd.	555	0.80%		3	3	—
DS POWER Co., Ltd.(*8)	580,000	2.34%		2,900	1,223	1,223
Navanakorn Electric Co., Ltd.(*3)	4,442,800	26.93%		17,216	16,410	—
PT. Kedap Sayaaq	671	10.00%		18,540	—	—
Set Holding(*4)	1,100,220	2.50%		229,255	171,242	171,242
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,401	—

				522,782	425,380	387,454

			￦	888,673	699,833	661,907

(*1)

Investments in unlisted equity securities held by the Company for which a quoted market price does not exist in an active market and fair value cannot be measured reliably were measured at cost less impairment, if any.

(*2)

The Company has estimated the fair value of the investment in Construction Guarantee based upon the price which would be applied when the investment is returned. The Company has recognized the difference between its fair value and book value as a gain or loss on valuation of available-for-sale financial assets in other comprehensive income or loss during the year ended December 31, 2017.

(*3)	Although the Company holds more than 20% of the equity shares of these investments, the Company cannot exercise significant influence.

(*4)

The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of available-for-sale financial assets in other comprehensive income or loss during the year ended December 31, 2017.

(*5)

As of December 31, 2017, the Company invested in ￦214,156 million as beneficiary securities exclusively for payment of decommissioning cost of nuclear power plants. The Company has measured the fair value of the beneficiary securities based on its net asset value.

(*6)	The number of shares owned has changed due to the stock merge (9:7) during the year ended December 31, 2017.

(*7)	The number of shares increased due to the stock split (5:1).

(*8)	As described in note 20, this is reclassified to available-for-sale financial assets due to loss of significant influence of the Company.